TURNER FUNDS

(the “Trust”)

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER MIDCAP GROWTH FUND

TURNER SMALL CAP GROWTH FUND

TURNER SMID CAP GROWTH OPPORTUNITIES FUND

TURNER TITAN LONG/SHORT FUND

(the “Funds”)

Institutional Class Shares

Investor Class Shares

Retirement Class Shares

Class C Shares

Supplement dated December 2, 2016

to the Statement of Additional Information (“SAI”) dated January 31, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

At a Special Meeting of Shareholders of the Trust on December 2, 2016, the shareholders of the Funds elected eight nominees to the Board of Trustees of the Trust (the “Board”). Subsequently, the Board appointed new legal counsel to the Trust and the Funds and a new Chief Compliance Officer for the Trust and the Funds. Accordingly, effective immediately, the following changes are made to the SAI:

1. The table disclosing interested trustees, non-interested trustees and executive officers of the Trust in the section entitled “TRUSTEES AND OFFICERS OF THE TRUST” is deleted in its entirety and replaced with the following:

Name, Address and Year of Birth (1)	Position Held with Trust and Length of Service (2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Public Company and Other Investment Company Directorships Held During Past Five Years

Interested Trustees*
Robert E. Turner 1958	Trustee and President (since 2015)	Managing Principal of Turner (since 2016); Chairman, Chief Investment Officer and Founder of Turner (since 1990); Chief Executive Officer of Turner (from 2015-2016).	5	None
Michael T. Kennedy 1954	Trustee (since 2016)	Managing Principal of Turner (since 2016); Senior Managing Partner and Principal of Veracen L.P. (“Veracen”) and its affiliates (since 2010).	5	None
* Mr. Turner is deemed to be an “Interested Trustee” by virtue of his relationship with Turner and previously served as Trustee of the Trust from 1996-2010 and Mr. Kennedy is deemed to be an “Interested Trustee” by virtue of his relationship with Turner.

Non-Interested Trustees

Alfred C. Salvato 1958	Trustee (since 1996)	Senior Vice President of Finance and Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	5	None

David B. Adcock, Esq. 1951	Chairman of the Board (since 2016); Trustee (since 2016)	Consultant (since 2006).	5	Trustee of Victory Funds (investment companies); Trustee of Compass Funds (investment companies); Trustee of Hennessey Funds (investment companies); Trustee of FBR Funds (investment companies).

David Gilbert, PhD 1945	Trustee (since 2016)	Managing Member (since 2012), Whitemarsh Capital LLC; President & CEO (from 1995 to 2012), C*ATS Software.	5	None

Peri Wallace Higgins 1969	Trustee (since 2016)	President (since 2011), Evolve Advisors, LLC.	5	None

Richard D. Miles 1942	Trustee (since 2016)	Partner and Managing Director (since 1998), Berkshire Capital Securities, LLC.	5	None

William Moran, CPA 1941	Trustee (since 2016)	Retired from JP Morgan Chase & Co. (served from 1995 to 2005).	5	None

Executive Officers

Robert E. Turner 1958	President (since 2015)	Managing Principal of Turner (since 2016); Chairman, Chief Investment Officer and Founder of Turner (since 1990); Chief Executive Officer of Turner (from 2015-2016).	5	None

Joel B. Engle 1965	Controller and Chief Financial Officer (since 2015)	Senior Vice President (since 2007), Citi Fund Services.	5	None

Ann Marie Swanson 1965	Chief Compliance Officer (since 2016)	Director of Alaric Compliance Services, LLC (since 2015); Chief Compliance Officer (from 2013 to 2015), Thomas Partners, Inc.; Chief Compliance Officer (from 2010 to 2013), Aletheia Research and Management, Inc.	5	None

Christopher Holmes 1970	Vice President and Assistant Secretary (since 2015)	Manager, Fund Administration and Compliance (since 2013), Senior Associate, Fund Administration and Compliance (2012), Associate, Fund Administration and Compliance (2005-2011), Operations Coordinator (2002-2005), Turner.	5	None

(1)               Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1000 Chesterbrook Blvd., 1st Floor, Berwyn, PA 19312-2414, Attn: Turner Chief Compliance Officer.

(2)               Each officer serves a one-year term. Each Trustee may serve on the Board until he or she is removed, resigns, or is subject to various disabling events such as death or incapacity. The terms of the Non-Interested Trustees are also subject to the following provisions: (i) the Trustees are subject to a retirement age of 75, so that any Trustee who reaches such age shall resign as of the December 31st immediately following his or her 75th birthday, unless waived by the Non-Interested Trustees; and (ii) the Trustees are subject to a 12 year term of office ending on the December 31st of the 12 year anniversary of the year in which he or she was first elected to the position of Trustee, subject to a one-time renewal for a second 12 year term by the vote of a majority of Trustees, including a majority of Non-Interested Trustees.

2. The list of Trustees set forth following the above referenced table in the section entitled “TRUSTEES AND OFFICERS OF THE TRUST” is deleted in its entirety and replaced with the following:

Robert E. Turner. Mr. Turner has been a member of the Board of Trustees since 2015. He is the co-founder, Managing Principal, Chairman and Chief Investment Officer of Turner. Mr. Turner co-founded Turner in 1990 and was previously a Trustee of the Trust from 1996-2010. He has over 35 years of finance experience.

Michael T. Kennedy. Mr. Kennedy is a Managing Principal of Turner. Mr. Kennedy serves as Senior Managing Partner and CEO of Veracen and its affiliates. Prior to founding Veracen and its investment affiliates in 1990, Mr. Kennedy served as Vice President and CFO of Airgas, Inc. (NYSE: ARG) and Chairman and CEO of Radnor Holdings Corporation. Mr. Kennedy has served on the board of over 40 public and private companies in the U.S., Canada and Europe, across a number of industries including: investment management, commercial and investment banking, chemicals, packaging, media/telecommunications and healthcare.

Alfred C. Salvato. Mr. Salvato has been a Trustee since 1996, Chairman of the Board from 2004-2016, and Chairman of the Audit Committee from 2004-2016. Mr. Salvato has 31 years of experience in the investment management field.

David B. Adcock, Esq. Mr. Adcock has extensive experience in financial services and fund administration. From 1982 until 2006, David served as General Counsel of Duke University and Duke University Health System. From 2005 to present, he has served as Trustee of Victory Funds. From 2010 to 2012, he served as Trustee of FBR Funds and then served as Advisor to its successor, Hennessey Funds. In 2015, David was elected Trustee of Compass Funds which offers an array of ETF investments. Mr. Adcock holds a Juris Doctor from the Duke University School of Law and a BA from the University of North Carolina at Chapel Hill.

David Gilbert, PhD. Dr. Gilbert has had a long and distinguished career as a chief executive officer, venture capitalist, and corporate director. He is currently a managing member of Whitemarsh Capital, a boutique investment bank and consultancy. Dr. Gilbert served as Chairman of Calfed Bankcorp and President & CEO of C*ATS SOFTWARE, a Nasdaq-listed company which was a leading provider of derivative trading and financial risk management software. Previously, he held positions as Senior Vice President and International Director of Risk Management Products and Services for Logica, a London-based informational technology company. Dr. Gilbert started his professional career with the Federal Reserve Board as a Senior Economist and Member of the Bank Holding Company Task Force. Dr. Gilbert has authored numerous articles for such publications as American Banker and Euromoney and has spoken extensively on risk evaluation and management, venture investing, and corporate and strategic development. He has held faculty appointments at Harvard University, the Wharton School of Finance, and the City College of New York. Dr. Gilbert received his BBA from City College in New York and his MA and PhD degrees in Economics and Finance from Harvard University.

Peri Wallace Higgins. Ms. Higgins has extensive experience in financial services and in the asset management industry. She is currently President of Evolve Advisors, a management consulting firm. She also manages several private real estate investment partnerships. Prior to forming Evolve Advisors, Ms. Higgins was a director and senior analyst with Radnor Holdings Corporation where she was responsible for reviewing the firm’s venture capital and private equity investments across a broad range of industries including those in asset management, commercial and investment banking relationships and reviewing management business plans. Ms. Higgins holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree with a concentration in psychology from Harvard University. Ms. Higgins also serves as a trustee on several nonprofit boards including the Episcopal Academy.

Richard D. Miles. Mr. Miles is a Partner/Managing Director of Berkshire Capital Securities, LLC, an investment banking firm specializing in providing strategic and financial advisory services in connection with mergers, acquisitions and divestitures of investment management companies, securities and investment banking firms and related financial institutions. He is a former President and Chief Operating Officer of Butcher and Company, as well as Chief Financial Officer of Butcher & Singer, a broker-dealer and principal operating subsidiary. He was also a Managing Director within the Capital Markets Group of Merrill Lynch. Mr. Miles began his professional career in the corporate finance department of Chemical Bank. He is a past Chairman of the Board of Trustees of The Haverford School, a former director of WFS Financial Corporation, the parent company of Wheat First Butcher Singer, and currently a director of The Pennsylvania Trust Company. Mr. Miles is a graduate of the University of Notre Dame where he received a BBA in Finance and was elected to Beta Gamma Sigma. Mr. Miles received an MBA from the Wharton School of the University of Pennsylvania, where he was a Wharton Scholar.

William Moran, CPA. Mr. Moran served as an Executive Vice President of JP Morgan Chase & Co and also as its General Auditor, having joined the bank in 1975. Mr. Moran held various positions in auditing including Director of Electronic Data Processing (EDP) Audit and Systems Review Executive; Director of Corporate, Subsidiary and MIS Audit; and in 1985, he served as the Director of the Western Hemisphere Audit Group. In that capacity, he had responsibility for Chase’s Special Investigations unit, and for audits of various head office areas, subsidiaries of the Corporation, and businesses in the Caribbean and in South America. Before joining Chase, (now J.P. Morgan Chase & Co.), Mr. Moran was with the accounting firm of Peat, Marwick, Mitchell & Co. (now KPMG) for nine years auditing financial institutions. He is a Member of the American Institute of Certified Public Accountants, and the New York Society of Certified Public Accountants. He serves on the Board of Directors of BGC Partners where he is Chair of the Audit Committee and a member of Compensation Committee and on the Advisory Board of the School of Management of Marist College. He has served on the Boards of Directors of eSpeed Inc, Sovereign Bank Corp (now Santander Bank Corp), The Lighthouse International, and The College of Technology. Mr. Moran is a Certified Public Accountant and a Certified Bank Auditor. Mr. Moran was awarded a BA, cum laude, from Marist College and an MBA from Columbia University. He is also a graduate of the Stonier Graduate School of Banking at Rutgers University.

3. The fourth sentence of the first paragraph of the section entitled “TRUSTEES AND OFFICERS OF THE TRUST—Leadership Structure and Oversight Responsibilities” is deleted in its entirety and replaced with the following:

The Board is currently composed of eight members, six of whom are Independent Trustees.

4. The first sentence of the second paragraph of the section entitled “TRUSTEES AND OFFICERS OF THE TRUST—Leadership Structure and Oversight Responsibilities” is deleted in its entirety and replaced with the following:

The Board has appointed David B. Adcock, Esq., an Independent Trustee, to serve in the role of Chairman.

5. The second sentence of the section entitled “TRUSTEES AND OFFICERS OF THE TRUST—Leadership Structure and Oversight Responsibilities—Board Standing Committees—Fair Value Pricing Committee” is deleted in its entirety.

6. The following table in the section entitled “TRUSTEES AND OFFICERS OF THE TRUST—Fund Shares Owned by Trustees” is deleted in its entirety and replaced with the following:

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustees
Robert E. Turner(1)

Over $100,000 (Turner Medical Sciences Long/Short Fund)

Over $100,000 (Turner Titan Long/Short Fund)

Over $100,000 (Turner SMID Cap Growth Opportunities Fund)

Over $100,000 (Turner Midcap Growth Fund)

Over $100,000 (Turner Small Cap Growth Fund)

Over $100,000
Michael T. Kennedy(1)	None	None

Independent Trustees
Alfred C. Salvato	$10,001-$50,000 (Turner Midcap Growth Fund) $10,001-$50,000 (Turner Titan Long/Short Fund)	$10,001-$50,000
David B. Adcock, Esq.	None	None
David Gilbert, PhD	None	None
Peri Wallace Higgins	None	None
Richard D. Miles	None	None
William Moran, CPA	None	None

(1) Each of Messrs. Turner and Kennedy are an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

7. The first paragraph and following table of the section entitled “TRUSTEES AND OFFICERS OF THE TRUST—Compensation” is deleted in its entirety and replaced with the following:

The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. The independent Trustees receive an annual retainer of $40,000 ($52,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,200 ($5,600 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $800. In addition, independent Trustees receive $4,800 ($7,200 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $1,600 and the Board Chairman will receive $4,000 for such meeting), $3,200 ($5,600 for the Audit Committee Chairman) for each audit committee meeting, $400 per fair value meeting and $1,500 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner Funds’ business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. During the fiscal year ended September 30, 2015, the current Trustees received the following compensation from the Trust for serving on the Board, and the former Chief Compliance Officer received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal year Ended September 30, 2015	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2015
Interested Trustees
Robert E. Turner(1)	—	—	—	—
Michael T. Kennedy(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato	$151,850	—	—	$151,850
Janet F. Sansone(2)	$101,550	—	—	$101,550
John T. Wholihan(2)	$101,550	—	—	$101,550
David B. Adcock, Esq.	—	—	—	—
David Gilbert, PhD	—	—	—	—
Peri Wallace Higgins	—	—	—	—
Richard D. Miles	—	—	—	—
William Moran, CPA	—	—	—	—

Officers
Brian F. McNally(3)	$175,000	—	—	$175,000

(1)               Each of Messrs. Turner and Kennedy are an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of officers and interested persons of the Trust is paid by Turner.

(2)               Ms. Sansone and Mr. Wholihan retired as Trustees of the Trust effective December 2, 2016.

(3)               Mr. McNally resigned as Chief Compliance Officer of the Trust effective December 2, 2016.

8. The section entitled “LEGAL COUNSEL” is deleted in its entirety and replaced with the following:

Sidley Austin LLP, located at 787 Seventh Avenue, New York, NY 10019, serves as counsel to the Trust.

Please retain this Supplement for future reference.